EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of earnings per share
	2017	2016	2015
	$ million	$ million	$ million
Earnings
Attributable profit for the year	767	784	410
Adjusted attributable profit (see below)	826	735	761

Attributable profit is reconciled to adjusted attributable profit as follows:

		2017	2016	2015
	Notes	$ million	$ million	$ million
Attributable profit for the year		767	784	410
Acquisition-related costs		(10)	9	25
Restructuring and rationalisation expenses	3	–	62	65
Amortisation and impairment of acquisition intangibles	9	140	178	204
Legal and other[1]		(13)	(20)	187
Profit on disposal of business	21	–	(326)	–
US tax reform	5	(32)	–	–
Taxation on excluded items	5	(26)	48	(130)
Adjusted attributable profit		826	735	761

1

Legal and other credit in 2017 includes $16m within operating profits (refer to Note 2.5), and a $3m charge within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims. In 2016 the legal and other credit includes $30m within operating profits (refer to Note 2.5), a $5m charge within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims, and a $5m charge within share of results of associates for expenses incurred by Bioventus for an aborted initial public offering of shares. In 2015, legal and other costs include $190m within operating profit (refer to Note 2.5) and a $3m net interest credit.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings for basic and diluted earnings per ordinary share are as follows:

	2017	2016	2015
Number of shares (millions)
Basic weighted number of shares	874	890	894
Dilutive impact of share options outstanding	1	3	5
Diluted weighted average number of shares	875	893	899
Earnings per ordinary share
Basic	87.8¢	88.1¢	45.9¢
Diluted	87.7¢	87.8¢	45.6¢
Adjusted[2]	94.5¢	82.6¢	85.1¢

Adjusted earnings per share is calculated using the basic weighted number of shares.